Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of other receivables
	December 31, 2020	December 31, 2019
Other receivables
Rental receivables	$-	$31,275
Other receivables, disposal of revenue equipment	31,082	33,705
Others	11,416,940	364,992
Total Other receivables	$11,448,022	$429,972